UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02090
Van Kampen Bond Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 93.2%
	Aerospace & Defense 0.7%
$325	Boeing Co.	4.875%	02/15/20	$335,928
470	Boeing Co.	5.875	02/15/40	514,671
615	Boeing Co.	6.000	03/15/19	691,115

				1,541,714

	Automotive 0.4%
300	DaimlerChrysler NA Holding LLC	8.500	01/18/31	355,929
570	Harley-Davidson Funding Corp., Ser C (a)	6.800	06/15/18	555,945

				911,874

	Banking 22.3%
1,550	American Express Co.	8.125	05/20/19	1,836,342
485	American Express Credit Corp., Ser C	7.300	08/20/13	538,319
880	Bank of America Corp.	4.875	09/15/12	904,183
800	Bank of America Corp., Ser L	5.650	05/01/18	791,237
870	Bank of America Corp.	5.750	12/01/17	869,813
695	Bank of America Corp.	7.625	06/01/19	784,487
335	Barclays Bank PLC (United Kingdom) (a)	6.050	12/04/17	337,671
1,280	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	1,434,176
945	BB&T Corp.	6.850	04/30/19	1,058,963
1,030	Bear Stearns Co., Inc.	5.550	01/22/17	1,043,107
315	Bear Stearns Co., Inc.	6.400	10/02/17	343,219
680	Bear Stearns Co., Inc.	7.250	02/01/18	777,827
645	Capital One Bank USA NA	8.800	07/15/19	746,856

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$525	Capital One Financial Corp.	6.750%	09/15/17	$558,033
1,075	Citigroup, Inc.	5.250	02/27/12	1,104,750
1,095	Citigroup, Inc.	5.875	05/29/37	957,756
1,450	Citigroup, Inc.	6.125	05/15/18	1,430,087
175	Citigroup, Inc.	8.125	07/15/39	196,483
2,550	Citigroup, Inc.	8.500	05/22/19	2,883,377
2,785	Credit Suisse New York (Switzerland)	5.300	08/13/19	2,861,056
475	Credit Suisse New York (Switzerland)	6.000	02/15/18	498,121
1,035	Deutsche Bank AG London (Germany)	3.875	08/18/14	1,048,925
4,895	Goldman Sachs Group, Inc.	6.150	04/01/18	5,157,631
1,320	Goldman Sachs Group, Inc.	6.750	10/01/37	1,366,626
1,080	HBOS PLC (United Kingdom) (a)	6.750	05/21/18	964,472
1,945	JPMorgan Chase & Co.	6.000	01/15/18	2,091,040
420	JPMorgan Chase & Co.	6.300	04/23/19	459,357
995	Macquarie Group Ltd. (Australia) (a)	7.625	08/13/19	1,069,111
825	Merrill Lynch & Co., Inc.	5.450	02/05/13	856,109
2,415	Merrill Lynch & Co., Inc.	6.875	04/25/18	2,543,959
765	Merrill Lynch & Co., Inc.	7.750	05/14/38	864,753
465	PNC Bank NA	6.000	12/07/17	476,256
485	PNC Funding Corp.	6.700	06/10/19	537,718
210	Rabobank Nederland NV (Netherlands) (a)(b)	11.000	06/30/19	257,968
1,075	Royal Bank of Scotland PLC (United Kingdom) (a)	4.875	08/25/14	1,092,701
670	Standard Chartered PLC (United Kingdom) (a)	5.500	11/18/14	716,877
985	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	1,009,951
4,670	Wells Fargo & Co.	5.625	12/11/17	4,913,372

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$1,090	Westpac Banking Corp. (Australia)	4.200%	02/27/15	$1,109,186

				48,491,875

	Building Materials 1.1%
720	CRH America, Inc.	6.000	09/30/16	739,164
315	CRH America, Inc.	8.125	07/15/18	354,734
455	Holcim US Finance Sarl & Cie SCS (Luxembourg) (a)	6.000	12/30/19	461,411
490	Lafarge SA (France)	6.500	07/15/16	490,363
315	Lafarge SA (France)	7.125	07/15/36	302,302

				2,347,974

	Chemicals 1.3%
965	Agrium, Inc. (Canada)	6.750	01/15/19	1,046,963
520	Mosaic Co. (a)	7.625	12/01/16	554,967
215	Potash Corp. of Saskatchewan, Inc. (Canada)	4.875	03/30/20	215,191
465	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	479,136
455	Potash Corp. of Saskatchewan, Inc. (Canada)	6.500	05/15/19	510,836

				2,807,093

	Construction Machinery 0.1%
290	Caterpillar, Inc.	6.050	08/15/36	318,512

	Consumer Products 0.7%
375	Fortune Brands, Inc.	6.375	06/15/14	390,023
615	Philips Electronics NV (Netherlands)	5.750	03/11/18	662,885

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Products (continued)
$365	Whirlpool Corp.	8.600%	05/01/14	$408,688

				1,461,596

	Diversified Manufacturing 2.2%
115	Brascan Corp. (Canada)	7.125	06/15/12	116,199
685	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	590,106
670	Fisher Scientific International, Inc.	6.125	07/01/15	696,088
2,890	General Electric Co.	5.250	12/06/17	2,970,767
470	ITT Corp.	6.125	05/01/19	510,372

				4,883,532

	Electric 7.4%
1,055	AES Corp.	8.000	06/01/20	1,052,362
150	CMS Energy Corp.	6.300	02/01/12	153,547
480	Consumers Energy Co.	5.800	09/15/35	491,440
315	Dominion Resources, Inc., Ser B	7.000	06/15/38	376,340
525	DTE Energy Co.	7.625	05/15/14	580,067
1,375	Enel Finance International SA (Luxembourg) (a)	5.125	10/07/19	1,368,950
650	Entergy Gulf States Louisiana LLC	5.590	10/01/24	650,159
2,160	Exelon Generation Co. LLC	6.250	10/01/39	2,212,162
815	FirstEnergy Solutions Corp. (a)	6.050	08/15/21	843,976
785	FirstEnergy Solutions Corp. (a)	6.800	08/15/39	834,797
215	Florida Power Corp.	5.800	09/15/17	238,272
255	Indianapolis Power & Light Co. (a)	6.300	07/01/13	275,667
635	NiSource Finance Corp.	6.800	01/15/19	651,236
240	NRG Energy, Inc.	8.500	06/15/19	241,500
350	Ohio Power Co.	5.375	10/01/21	355,911
1,215	Ohio Power Co., Ser K	6.000	06/01/16	1,309,035

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$175	Pacific Gas & Electric Co.	6.250%	03/01/39	$200,945
1,230	PPL Energy Supply LLC	6.500	05/01/18	1,327,582
250	Progress Energy Carolina	5.300	01/15/19	271,254
340	Progress Energy, Inc.	7.050	03/15/19	396,577
205	Public Service Co. of Colorado, Ser 17	6.250	09/01/37	239,059
410	Southwestern Public Service Co., Ser G	8.750	12/01/18	518,895
1,030	Virginia Electric & Power Co.	8.875	11/15/38	1,469,921

				16,059,654

	Entertainment 1.1%
420	Time Warner, Inc.	5.875	11/15/16	446,022
675	Time Warner, Inc.	6.500	11/15/36	692,917
320	Time Warner, Inc.	7.700	05/01/32	362,878
195	Viacom, Inc.	5.625	09/15/19	198,575
675	Viacom, Inc.	6.875	04/30/36	715,300

				2,415,692

	Food/Beverage 3.3%
290	Anheuser-Busch Cos, Inc.	5.500	01/15/18	297,040
435	Anheuser-Busch InBev Worldwide, Inc. (a)	5.375	11/15/14	464,660
305	Anheuser-Busch InBev Worldwide, Inc. (a)	7.200	01/15/14	343,703
120	Anheuser-Busch InBev Worldwide, Inc. (a)	8.200	01/15/39	158,755
495	Bacardi Ltd. (Bermuda) (a)	8.200	04/01/19	595,465
480	Bunge Ltd. Finance Corp.	8.500	06/15/19	554,300
730	ConAgra Foods, Inc.	7.000	10/01/28	809,856

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (continued)
$575	ConAgra Foods, Inc.	8.250%	09/15/30	$726,061
135	Constellation Brands, Inc.	7.250	09/01/16	135,000
325	Diageo Capital PLC (United Kingdom)	5.875	09/30/36	355,875
635	Dr. Pepper Snapple Group, Inc.	6.820	05/01/18	723,052
835	Kraft Foods, Inc.	6.125	08/23/18	887,199
255	Kraft Foods, Inc.	6.875	02/01/38	281,645
850	Kraft Foods, Inc.	6.875	01/26/39	937,460

				7,270,071

	Health Care 0.9%
240	HCA, Inc. (a)	8.500	04/15/19	252,000
205	Hospira, Inc.	6.400	05/15/15	228,204
990	Medco Health Solutions, Inc.	7.125	03/15/18	1,123,579
300	Tenet Healthcare Corp.	7.375	02/01/13	298,500

				1,902,283

	Health Insurance 0.6%
150	Aetna, Inc.	6.500	09/15/18	162,652
938	UnitedHealth Group, Inc.	6.000	02/15/18	987,315
200	WellPoint, Inc.	7.000	02/15/19	227,750

				1,377,717

	Home Construction 0.5%
1,055	Toll Brothers Finance Corp.	6.750	11/01/19	1,053,667

	Independent Energy 2.2%
180	EnCana Corp. (Canada)	5.900	12/01/17	192,543
945	EnCana Corp. (Canada)	6.500	02/01/38	1,017,830
265	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	244,145
290	Newfield Exploration Co.	7.125	05/15/18	290,725
145	Pioneer Natural Resources Co.	6.650	03/15/17	138,711
320	Plains Exploration & Production Co.	7.625	06/01/18	315,200
1,005	Questar Market Resources, Inc.	6.800	04/01/18	1,031,970
835	XTO Energy, Inc.	5.500	06/15/18	863,189

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Energy (continued)
$555	XTO Energy, Inc.	6.500%	12/15/18	$613,773

				4,708,086

	Integrated Energy 2.4%
840	Cenovus Energy, Inc. (Canada) (a)	5.700	10/15/19	862,966
515	Chesapeake Energy Corp.	7.625	07/15/13	514,356
1,400	ConocoPhillips	6.500	02/01/39	1,619,538
630	Marathon Oil Corp.	5.900	03/15/18	659,511
800	Nexen, Inc. (Canada)	7.500	07/30/39	873,863
660	Petro-Canada (Canada)	6.800	05/15/38	706,745

				5,236,979

	Life Insurance 3.3%
540	Aflac, Inc.	8.500	05/15/19	644,817
615	Lincoln National Corp.	8.750	07/01/19	712,492
75	MetLife, Inc.	5.700	06/15/35	77,399
70	MetLife, Inc.	6.750	06/01/16	78,226
50	MetLife, Inc., Ser A	6.817	08/15/18	55,744
530	MetLife, Inc., Ser B	7.717	02/15/19	625,030
785	MetLife, Inc.	10.750	08/01/39	948,242
585	Nationwide Financial Services, Inc.	6.250	11/15/11	605,934
830	Principal Financial Group, Inc.	8.875	05/15/19	996,151
820	Prudential Financial, Inc.	4.750	09/17/15	815,291
390	Prudential Financial, Inc.	6.625	12/01/37	399,536
645	Prudential Financial, Inc.	7.375	06/15/19	721,096
555	Xlliac Global Funding (a)	4.800	08/10/10	552,966

				7,232,924

	Media-Cable 3.7%
1,545	Comcast Corp.	5.700	05/15/18	1,627,123
580	Comcast Corp.	6.450	03/15/37	616,185
365	Comcast Corp.	6.500	01/15/15	407,175

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable (continued)
$805	COX Communications, Inc. (a)	8.375%	03/01/39	$996,122
250	CSC Holdings, Inc.	7.625	07/15/18	255,000
400	DirecTV Holdings LLC (a)	5.875	10/01/19	399,500
175	DirecTV Holdings LLC	6.375	06/15/15	178,063
1,245	DirecTV Holdings LLC	7.625	05/15/16	1,338,375
905	Time Warner Cable, Inc.	6.750	07/01/18	1,001,479
310	Time Warner Cable, Inc.	6.750	06/15/39	336,366
295	Time Warner Cable, Inc.	8.250	04/01/19	357,177
455	Time Warner Cable, Inc.	8.750	02/14/19	561,468

				8,074,033

	Media-Noncable 1.8%
425	CBS Corp.	8.875	05/15/19	469,519
210	Grupo Televisa SA (Mexico)	6.000	05/15/18	212,028
325	News America, Inc.	6.400	12/15/35	328,895
600	News America, Inc.	6.650	11/15/37	627,044
295	News America, Inc.	7.850	03/01/39	346,426
760	Omnicom Group, Inc.	6.250	07/15/19	821,370
1,080	WPP Finance (United Kingdom)	8.000	09/15/14	1,185,916

				3,991,198

	Metals 2.9%
335	Alcoa, Inc.	5.870	02/23/22	291,050
380	Alcoa, Inc.	6.750	07/15/18	381,568
1,950	ArcelorMittal (Luxembourg)	9.850	06/01/19	2,310,216
1,025	Newmont Mining Corp.	6.250	10/01/39	1,021,471
460	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	495,489
215	Rio Tinto Finance USA Ltd. (Australia)	9.000	05/01/19	264,373
385	Teck Resources Ltd. (Canada)	10.250	05/15/16	436,975
545	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	557,088

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Metals (continued)
$490	Vale Overseas Ltd. (Cayman Islands)	6.875%	11/21/36	$508,145

				6,266,375

	Noncaptive-Consumer Finance 2.9%
1,100	American General Finance Corp.	4.625	09/01/10	1,008,460
710	Ameriprise Financial, Inc.	7.300	06/28/19	784,069
605	Discover Financial Services	10.250	07/15/19	693,570
855	HSBC Finance Corp.	5.500	01/19/16	875,216
2,125	HSBC Finance Corp.	6.750	05/15/11	2,240,613
770	SLM Corp. (c)	0.664	07/26/10	731,630

				6,333,558

	Noncaptive-Diversified Finance 3.3%
705	Blackstone Holdings Finance Co. LLC (a)	6.625	08/15/19	716,152
4,710	General Electric Capital Corp.	5.625	05/01/18	4,695,286
320	General Electric Capital Corp.	5.875	01/14/38	294,429
1,355	General Electric Capital Corp.	6.000	08/07/19	1,377,105

				7,082,972

	Oil Field Services 0.7%
785	Transocean, Inc. (Cayman Islands)	6.000	03/15/18	839,959
650	Weatherford International, Inc.	6.350	06/15/17	692,552

				1,532,511

	Packaging 0.2%
390	Sealed Air Corp. (a)	7.875	06/15/17	411,845

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Paper 1.1%
$105	Georgia-Pacific LLC (a)	8.250%	05/01/16	$109,462
715	International Paper Co.	7.500	08/15/21	759,090
375	International Paper Co.	9.375	05/15/19	439,808
1,075	MeadWestvaco Corp.	7.375	09/01/19	1,128,100

				2,436,460

	Pharmaceuticals 1.6%
415	AstraZeneca PLC (United Kingdom)	6.450	09/15/37	490,014
690	Biogen Idec, Inc.	6.875	03/01/18	758,727
1,275	Pfizer, Inc.	6.200	03/15/19	1,439,713
650	Watson Pharmaceuticals, Inc.	6.125	08/15/19	684,871
120	Wyeth	6.450	02/01/24	136,115

				3,509,440

	Pipelines 5.0%
375	CenterPoint Energy Resources Corp.	6.250	02/01/37	361,933
225	CenterPoint Energy Resources Corp.	7.875	04/01/13	253,558
276	Colorado Interstate Gas Co.	6.800	11/15/15	308,305
1,345	Energy Transfer Partners LP	9.000	04/15/19	1,619,878
250	Enterprise Products Operating LLC (d)	5.250	01/31/20	250,315
295	Enterprise Products Operating LLC	6.500	01/31/19	322,672
720	Enterprise Products Operating, LP, Ser B	5.600	10/15/14	767,725
305	Florida Gas Transmission Co. LLC (a)	7.900	05/15/19	364,476
560	Kinder Morgan Energy Partners LP	5.850	09/15/12	603,760
170	Kinder Morgan Energy Partners LP	5.950	02/15/18	178,133
585	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	560,137
559	Kinder Morgan, Inc.	6.500	09/01/12	577,167

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$885	Plains All American Pipeline LP	6.700%	05/15/36	$928,560
600	Plains All American Pipeline LP	8.750	05/01/19	721,459
225	Spectra Energy Capital LLC	8.000	10/01/19	265,788
755	Texas Eastern Transmission LP	7.000	07/15/32	871,271
985	TransCanada Pipelines Ltd. (Canada)	6.200	10/15/37	1,082,342
130	Transcontinental Gas Pipe Line Corp.	6.050	06/15/18	141,103
525	Transcontinental Gas Pipe Line Corp.	8.875	07/15/12	605,664

				10,784,246

	Property & Casualty Insurance 2.7%
755	Ace INA Holdings, Inc.	5.600	05/15/15	818,059
265	Ace INA Holdings, Inc.	5.900	06/15/19	289,136
795	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	784,030
690	Allstate Corp.	7.450	05/16/19	823,870
1,055	American Financial Group, Inc.	9.875	06/15/19	1,160,754
370	Farmers Exchange Capital (a)	7.050	07/15/28	332,068
980	Farmers Insurance Exchange Surplus (a)	8.625	05/01/24	1,012,918
1,035	Two-Rock Pass Through Trust (Bermuda) (a)	1.401	02/11/49	3,364
710	XL Capital, Ltd. (Cayman Islands)	5.250	09/15/14	697,733

				5,921,932

	Railroads 0.7%
395	CSX Corp.	6.150	05/01/37	419,828
465	CSX Corp.	7.375	02/01/19	548,155

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Railroads (continued)
$575	Union Pacific Corp.	6.125%	02/15/20	$644,120

				1,612,103

	REITS 1.4%
655	AvalonBay Communities, Inc.	6.100	03/15/20	676,381
525	Mack-Cali Realty Corp.	7.750	08/15/19	541,887
585	Simon Property Group LP	6.750	05/15/14	628,024
1,050	WEA Finance LLC (a)	6.750	09/02/19	1,063,979

				2,910,271

	Restaurants 0.5%
170	Yum! Brands, Inc.	6.250	03/15/18	183,454
780	Yum! Brands, Inc.	6.875	11/15/37	866,950

				1,050,404

	Retailers 1.1%
800	Home Depot, Inc.	5.875	12/16/36	778,751
480	Kohl’s Corp.	6.875	12/15/37	538,495
400	Wal-Mart Stores, Inc.	5.250	09/01/35	401,957
535	Wal-Mart Stores, Inc.	6.500	08/15/37	626,574

				2,345,777

	Supermarkets 0.5%
574	Delhaize America, Inc.	9.000	04/15/31	757,327
280	Kroger Co.	6.400	08/15/17	310,291

				1,067,618

	Technology 1.8%
560	Agilent Technologies, Inc.	5.500	09/14/15	576,762
515	Cisco Systems, Inc.	5.900	02/15/39	559,494
465	Corning, Inc.	6.625	05/15/19	509,614
190	Corning, Inc.	7.250	08/15/36	201,073
565	Fiserv, Inc.	6.800	11/20/17	624,835

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (continued)
$715	KLA Instruments Corp.	6.900%	05/01/18	$748,574
660	Xerox Corp.	6.350	05/15/18	687,277

				3,907,629

	Tobacco 1.5%
260	Altria Group, Inc.	9.250	08/06/19	318,248
340	Altria Group, Inc.	9.700	11/10/18	422,973
410	Altria Group, Inc.	10.200	02/06/39	570,776
350	BAT International Finance PLC (United Kingdom) (a)	9.500	11/15/18	454,698
680	Lorillard Tobacco Co.	8.125	06/23/19	773,042
595	Philip Morris International, Inc.	5.650	05/16/18	634,412
115	Philip Morris International, Inc.	6.375	05/16/38	132,814

				3,306,963

	Wireless 1.3%
275	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500	01/15/13	279,812
250	SBA Telecommunications, Inc. (a)	8.250	08/15/19	258,750
1,375	Verizon Wireless Capital LLC (a)	5.550	02/01/14	1,487,369
670	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	711,135

				2,737,066

	Wireline 8.0%
3,075	AT&T Corp.	8.000	11/15/31	3,842,600
480	AT&T, Inc.	6.300	01/15/38	504,565
155	AT&T, Inc.	6.550	02/15/39	169,564
560	CenturyTel, Inc.	6.000	04/01/17	568,962
295	CenturyTel, Inc.	6.150	09/15/19	296,423
590	Citizens Communications Co.	7.125	03/15/19	559,025
360	Deutsche Telekom International Finance BV (Netherlands)	6.000	07/08/19	386,521

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$225	Deutsche Telekom International Finance BV (Netherlands)	6.750%	08/20/18	$252,345
440	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	571,353
510	France Telecom SA (France)	8.500	03/01/31	707,196
365	Qwest Corp.	6.500	06/01/17	344,925
210	Qwest Corp.	6.875	09/15/33	171,150
1,030	SBC Communications, Inc.	6.150	09/15/34	1,056,014
1,850	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	2,047,776
90	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	100,605
1,670	Telefonica Europe BV (Netherlands)	8.250	09/15/30	2,168,650
1,065	Verizon Communications, Inc.	5.500	02/15/18	1,118,473
130	Verizon Communications, Inc.	6.350	04/01/19	143,814
490	Verizon Communications, Inc.	6.900	04/15/38	559,911
1,360	Verizon Communications, Inc.	8.950	03/01/39	1,869,056

				17,438,928

	Total Corporate Bonds 93.2%			202,742,572

	Untied States Treasury Obligations 3.9%
3,995	United States Treasury Bond (STRIPS)	*	11/15/19	2,742,787
5,050	United States Treasury Bond (STRIPS)	*	11/15/20	3,276,748
3,835	United States Treasury Bond (STRIPS)	*	05/15/21	2,418,589

	Total Untied States Treasury Obligations 3.9%			8,438,124

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations 0.8%
$400	Banc of America Commercial Mortgage, Inc., Ser 2007 (b)	5.935%	02/10/51	$356,539
700	Bear Stearns Commercial Mortgage Securities (b)	5.471	01/12/45	650,525
760	LB-UBS Commercial Mortgage Trust	5.372	09/15/39	693,827

	Total Collateralized Mortgage Obligations 0.8%			1,700,891

	Asset Backed Securities 0.8%
440	America West Airlines, Inc.	7.100	04/02/21	342,878
1,140	CVS Pass-Through Trust	6.036	12/10/28	1,102,212
204	CVS Pass-Through Trust (a)	8.353	07/10/31	228,151

				1,673,241

	Municipal Bonds 0.1%
	California 0.1%
245	California St Taxable Var Purp 3	5.950	04/01/16	262,910

	Total Long-Term Investments 98.8% (Cost $200,782,104)			214,817,738

Short-Term Investments 1.8%
Repurchase Agreements 0.9%
Banc of America Securities ($490,990 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $49,990)				490,990
JPMorgan Chase & Co. ($1,480,425 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $1,480,427)				1,480,425
State Street Bank & Trust Co. ($82,585 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $82,585)				82,585

Total Repurchase Agreements 0.9%				2,054,000

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value

United States Government Agency Obligations 0.9%
United States Treasury Bill ($1,850,000 par, yielding 0.250%, 11/12/09 maturity) (e)	$1,849,469

Total Short-Term Investments 1.8% (Cost $3,903,469)	3,903,469

Total Investments 100.6% (Cost $204,685,573)	218,721,207

Liabilities in Excess of Other Assets (0.6%)	(1,223,979)

Net Assets 100.0%	$217,497,228

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Variable Rate Coupon

(c)	Floating Rate Coupon

(d)	Security purchased on a when-issued or delayed delivery basis.

(e)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
STRIPS — Separate Trading of Registered Interest and Principal of Securities
Futures contracts outstanding as of September 30, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 5-Year Futures, December 2009 (Current Notional Value of $116,094 per contract)	111	$137,798

Short Contracts:
U.S. Treasury Bond 30-Year Futures, December 2009 (Current Notional Value of $121,375 per contract)	90	(153,647)
U.S. Treasury Notes 2-Year Futures, December 2009 (Current Notional Value of $216,969 per contract)	1	(1,283)
U.S. Treasury Notes 10-Year Futures, December 2009 (Current Notional Value of $118,328 per contract)	280	(249,868)

Total Short Contracts:	371	(404,798)

Total Futures Contracts	482	$(267,000)

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Swap agreements outstanding as of September 30, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Bank of America, N.A.	Carnival Corp.	Buy	1.570%	03/20/18	$855	$0	$(22,505)	BBB
Bank of America, N.A.	CenturyTel, Inc.	Buy	0.880	09/20/17	530	0	(1,756)	BBB
Bank of America, N.A.	Toll Brothers, Inc.	Buy	2.900	03/20/13	1,065	0	(67,179)	BBB
Barclays Bank PLC	Whirlpool Corporation	Buy	1.000	06/20/14	365	19,680	10,415	BBB
Goldman Sachs International	Sealed Air Corp.	Buy	1.080	03/20/18	370	0	5,270	BB

Total Credit Default Swaps					$3,185	$19,680	$(75,755)

Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	**	11/15/21	$2,667	$(138,328)

Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	2,446	(296,719)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/20	2,915	(395,513)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	2,156	(301,541)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/21	2,225	(274,606)

						(1,268,379)

Total Interest Rate Swaps						$(1,406,707)

Total Swap Agreements						$(1,482,462)

*	Credit Rating as issued by Standard and Poor’s

**	Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.
Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Credit default and interest rate swaps are valued using market quotations from Brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Corporate Bonds
Banking	$—	$48,491,875	$—	$48,491,875
Wireline	—	17,438,928	—	17,438,928
Electric	—	16,059,654	—	16,059,654
Pipelines	—	10,784,246	—	10,784,246
United States Government Agencies & Obligations	—	8,438,124	—	8,438,124
Media-Cable	—	8,074,033	—	8,074,033
Food/Beverage	—	7,270,071	—	7,270,071
Life Insurance	—	7,232,924	—	7,232,924
Noncaptive-Diversified Finance	—	7,082,972	—	7,082,972
Noncaptive-Consumer Finance	—	6,333,558	—	6,333,558
Metals	—	6,266,375	—	6,266,375
Property & Casualty Insurance	—	5,921,932	—	5,921,932
Integrated Energy	—	5,236,979	—	5,236,979
Diversified Manufacturing	—	4,883,532	—	4,883,532
Independent Energy	—	4,708,086	—	4,708,086
Media-Noncable	—	3,991,198	—	3,991,198
Technology	—	3,907,629	—	3,907,629
Pharmaceuticals	—	3,509,440	—	3,509,440
Tobacco	—	3,306,963	—	3,306,963
REITS	—	2,910,271	—	2,910,271
Chemicals	—	2,807,093	—	2,807,093
Wireless	—	2,737,066	—	2,737,066
Paper	—	2,436,460	—	2,436,460
Entertainment	—	2,415,692	—	2,415,692
Building Materials	—	2,347,974	—	2,347,974
Retailers	—	2,345,777	—	2,345,777
Health Care	—	1,902,283	—	1,902,283
Collateralized Mortgage Obligation	—	1,700,891	—	1,700,891
Asset Backed Securities	—	1,673,241	—	1,673,241
Railroads	—	1,612,103	—	1,612,103
Aerospace & Defense	—	1,541,714	—	1,541,714
Oil Field Services	—	1,532,511	—	1,532,511
Consumer Products	—	1,461,596	—	1,461,596
Health Insurance	—	1,377,717	—	1,377,717
Supermarkets	—	1,067,618	—	1,067,618
Home Construction	—	1,053,667	—	1,053,667
Restaurants	—	1,050,404	—	1,050,404
Automotive	—	911,874	—	911,874

Van Kampen Bond Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment	Quoted Prices	Observable Inputs	Inputs	Total

Packaging	$—	$411,845	$—	$411,845
Construction Machinery	—	318,512	—	318,512
Municipal Bond	—	262,910	—	262,910
Short-term Investments	—	3,903,469	—	3,903,469
Futures	137,798	—	—	137,798
Credit Default Swap	—	15,685	—	15,685

Total Investments in an Asset Position	137,798	218,736,892	—	218,874,690

Investments in a Liability Position:
Futures	(404,798)	—	—	(404,798)
Interest Rate Swaps	—	(1,406,707)	—	(1,406,707)
Credit Default Swap	—	(91,440)	—	(91,440)

Total Investments in a Liability Position	$(404,798)	$(1,498,147)	$—	$(1,902,945)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Bond Fund

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 19, 2009